Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000249064 | Taiwan Semiconductor Manufacturing8068431
Holdings [Line Items]
Percent of Total Investments	6.10%
C000249064 | Constellation Software8068328
Holdings [Line Items]
Percent of Total Investments	6.00%
C000249064 | RELX8068379
Holdings [Line Items]
Percent of Total Investments	5.80%
C000249064 | Wolters Kluwer8068413
Holdings [Line Items]
Percent of Total Investments	4.70%
C000249064 | SAP8068343
Holdings [Line Items]
Percent of Total Investments	4.40%
C000249064 | Alcon8068337
Holdings [Line Items]
Percent of Total Investments	4.40%
C000249064 | London Stock Exchange Group8068376
Holdings [Line Items]
Percent of Total Investments	4.10%
C000249064 | Halma8068372
Holdings [Line Items]
Percent of Total Investments	3.40%
C000249064 | Experian8068366
Holdings [Line Items]
Percent of Total Investments	3.30%
C000249064 | Schneider Electric8068360
Holdings [Line Items]
Percent of Total Investments	3.20%
C000249064 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000249064 | China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000249064 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000249064 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000249064 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000249064 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000249064 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000249064 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000249064 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000249064 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000249064 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000249064 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C00024063 | Taiwan Semiconductor Manufacturing8068431
Holdings [Line Items]
Percent of Total Investments	6.10%
C00024063 | Constellation Software8068328
Holdings [Line Items]
Percent of Total Investments	6.00%
C00024063 | RELX8068379
Holdings [Line Items]
Percent of Total Investments	5.80%
C00024063 | Wolters Kluwer8068413
Holdings [Line Items]
Percent of Total Investments	4.70%
C00024063 | SAP8068343
Holdings [Line Items]
Percent of Total Investments	4.40%
C00024063 | Alcon8068337
Holdings [Line Items]
Percent of Total Investments	4.40%
C00024063 | London Stock Exchange Group8068376
Holdings [Line Items]
Percent of Total Investments	4.10%
C00024063 | Halma8068372
Holdings [Line Items]
Percent of Total Investments	3.40%
C00024063 | Experian8068366
Holdings [Line Items]
Percent of Total Investments	3.30%
C00024063 | Schneider Electric8068360
Holdings [Line Items]
Percent of Total Investments	3.20%
C00024063 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C00024063 | China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C00024063 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C00024063 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C00024063 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C00024063 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C00024063 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C00024063 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C00024063 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C00024063 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C00024063 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C00024063 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000249065 | Taiwan Semiconductor Manufacturing8068431
Holdings [Line Items]
Percent of Total Investments	6.10%
C000249065 | Constellation Software8068328
Holdings [Line Items]
Percent of Total Investments	6.00%
C000249065 | RELX8068379
Holdings [Line Items]
Percent of Total Investments	5.80%
C000249065 | Wolters Kluwer8068413
Holdings [Line Items]
Percent of Total Investments	4.70%
C000249065 | SAP8068343
Holdings [Line Items]
Percent of Total Investments	4.40%
C000249065 | Alcon8068337
Holdings [Line Items]
Percent of Total Investments	4.40%
C000249065 | London Stock Exchange Group8068376
Holdings [Line Items]
Percent of Total Investments	4.10%
C000249065 | Halma8068372
Holdings [Line Items]
Percent of Total Investments	3.40%
C000249065 | Experian8068366
Holdings [Line Items]
Percent of Total Investments	3.30%
C000249065 | Schneider Electric8068360
Holdings [Line Items]
Percent of Total Investments	3.20%
C000249065 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000249065 | China
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000249065 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000249065 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000249065 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000249065 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000249065 | France
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000249065 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000249065 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000249065 | Canada
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000249065 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000249065 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.00%